Goodwill and Other Intangible Assets (Amortization Expense for the Next Five Fiscal Years) (Details) (USD $) In Millions	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Estimated amortization expense for 2012	$ 74.3
Estimated amortization expense for 2013	64.8
Estimated amortization expense for 2014	56.6
Estimated amortization expense for 2015	41.3
Estimated amortization expense for 2016	$ 34.0